Cover	Aug. 27, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2026
Entity File Number	001-43253
Entity Registrant Name	ARC Group Acquisition I Corp
Entity Central Index Key	0002073515
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	398 S Mill Avenue
Entity Address, Address Line Two	Suite 306
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85284
City Area Code	(928)
Local Phone Number	625-0928
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, one warrant, and one right to acquire 1/4
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, one warrant, and one right to acquire 1/4
Trading Symbol	ARCLU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the Units
Title of 12(b) Security	Class A ordinary shares included as part of the Units
Trading Symbol	ARCL
Security Exchange Name	NASDAQ
Rights included as part of the Units
Title of 12(b) Security	Rights included as part of the Units
Trading Symbol	ARCLR
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	ARCLW
Security Exchange Name	NASDAQ